Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 10, 2018
Entity Registrant Name	dei_EntityRegistrantName	Ark ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001579982
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2018
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
ARK Innovation ETF (Prospectus Summary) | ARK Innovation ETF | ARK Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKK
ARK Web x.0 ETF (Prospectus Summary) | ARK Web x.0 ETF | ARK Web x.0 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKW